Cognios Market Neutral Large Cap Fund
SUMMARY SECTION Cognios Market Neutral Large Cap Fund (the “Fund”)
Investment Objective
The Fund seeks long-term growth of capital independent of stock market direction.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Cognios Market Neutral Large Cap Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cognios Market Neutral Large Cap Fund		Investor Class	Institutional Class
Management Fees	[1]	1.50%	1.50%
Distribution and Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	2.40%	1.93%
Dividend Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	[1]	2.01%	2.01%
Total Annual Fund Operating Expenses	[1][2]	6.16%	5.44%
Fee Waiver and Expense Reimbursement	[1][3]	(1.90%)	(1.43%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	4.26%	4.01%
[1]	Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the "Adviser").
[2]	Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) is 4.15% for Investor Class and 3.43% for Institutional Class.
[3]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 2.00% of the Fund's average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of Years You Own Your Shares
Expense Example Cognios Market Neutral Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	428	1,654	2,854	5,736
Institutional Class	403	1,497	2,581	5,252

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year-ended September 30, 2014, the Fund’s portfolio turnover rate was 461% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Fund may invest across different industries and sectors. Under normal circumstances the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies. It may also invest up to 20% in issuers of any size.

When the Fund takes a long position, it purchases a stock outright. The Fund makes money when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender. The Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short. Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time. The Adviser also retains the right to be “net long” or “net short” on a Beta-adjusted basis for relatively short periods of time if the Adviser believes it is necessary to protect the Fund’s portfolio. “Net long” means that there are more dollars invested in long positions than there are in short positions. “Net short” means that there are more dollars invested in short positions than there are in long positions, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Fund, the Adviser uses a company stock price Beta relative to the S&P 500 Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500 Index) by sizing the short positions based on the relative Betas of the longs versus the shorts. For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the long book. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the benchmark is the S&P 500 Total Return Index); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Fund’s fees and expenses. This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500 and/or if the stocks selected for the short book underperform the S&P 500, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500 Index and to the broad universe of traditional long/short market neutral equity hedge funds that are traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the Securities and Exchange Commission.

The Fund may use borrowings for investment purposes, and the Fund’s use of short positions will add financial leverage to the Fund similar to borrowings. In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions.

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® investment strategy. The ROTA/ROME® strategy is a fundamental quantitative stock selection approach that focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME,” which is essentially a company’s profit yield on its stock price). The ROTA/ROME® strategy seeks to determine a company’s intrinsic value and compare that value to the current market price of its stock. In general, ROTA/ROME® can be considered a value-based investment strategy, but it also incorporates the premise that growth is an important component of assessing a stock’s intrinsic value.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.
Principal Risks of the Fund
As with any mutual fund, there are risks to investing. Neither the Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Stock Market Risk

The value of the Fund’s assets will fluctuate as the equity market fluctuates, although the Beta-adjusted market neutral focus of the Fund should reduce the effect of general market fluctuations on the valuation of the Fund as a whole.

Borrowing and Leverage Risk

Utilization of leverage, such as borrowings and shorting positions, involves certain risks to the Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares.

Short Sale Risk

The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short.

Management Risk

The Fund is subject to management risk because it is an actively managed investment fund. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk

Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Asset Segregation Risk

The Fund is required to segregate liquid assets in connection with certain short positions, and, therefore, such portions of the Fund’s portfolio may not be available for investment, which may in turn affect the Fund’s returns.

Portfolio Turnover Risk

When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Investor Class Shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website at www.cogniosfunds.com or by calling 1-855-254-6467.
Annual Total Returns (For the Calendar Year ended 12/31/14) – Investor Class Shares

Best Quarter – 4th Quarter, 2013: 5.46% Worst Quarter – 1st Quarter, 2013: (2.50%) The Fund’s Investor Class shares calendar year-to-date return as of December 31, 2014 was 6.02%.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns Cognios Market Neutral Large Cap Fund		1 Year	Since Inception	Inception Date
Investor Class		6.02%	5.37%	Dec. 31, 2012
Investor Class Return After Taxes on Distributions		0.75%	2.19%	Dec. 31, 2012
Investor Class Return After Taxes on Distributions and Sale of Fund Shares		4.54%	3.08%	Dec. 31, 2012
Investor Class HFRI Equity Hedge Market Neutral (reflects no deduction for fees, expenses or taxes)	[1]	3.54%	5.16%	Dec. 31, 2012
Investor Class HFRX Equity Hedge Market Neutral (reflects no deduction for fees, expenses or taxes)	[1]	3.63%	2.67%	Dec. 31, 2012
Investor Class S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	13.69%	22.68%	Dec. 31, 2012
Institutional Class		6.20%	5.61%	Dec. 31, 2012
Institutional Class HFRI Equity Hedge Market Neutral (reflects no deduction for fees, expenses or taxes)	[1]	3.54%	5.16%	Dec. 31, 2012
Institutional Class HFRX Equity Hedge Market Neutral (reflects no deduction for fees, expenses or taxes)	[1]	3.63%	2.67%	Dec. 31, 2012
Institutional Class S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]	13.69%	22.68%	Dec. 31, 2012
[1]	The HFRI and HFRX Equity Hedge Market Neutral Indexes are common benchmarks for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also "qualified clients" as defined by the SEC). More information about these indices may be found at www.hedgefundresearch.com.
[2]	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.